Sensitivity analysis for electricity rates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) of income before income tax [Member]
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	₩ 546,499	₩ 543,045
1% Decrease	(546,499)	(543,045)
Increase (decrease) of shareholder’s equity [Member]
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	546,499	543,045
1% Decrease	₩ (546,499)	₩ (543,045)